ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Customers Who Accounted For Over 10% of The Total Consolidated Revenues
	Year ended December 31,
	2023	2022	2021

Customer A - Sales of manufactured products	13.7%	18.7%	21.2%
Customer B - Sales of manufactured products	14.0%	9.2%	7.9%

Schedule of Revenues By Geographic Areas
Israel	26,735	21,980	18,965
North America	5,198	6,081	6,686
Netherlands	5,673	3,417	4,198
India	6,480	5,925	1,825
Others	2,609	2,247	2,149

	46,695	39,650	33,823